Schedule of Fair Value Hierarchy of Valuation Inputs (Details) - Willow Lane Acquisition Corp [Member] - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Platform Operator, Crypto Asset [Line Items]
Investments held in Trust Account	$ 131,283,264	$ 127,163,421
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Investments held in Trust Account	$ 131,283,264	$ 127,163,421